Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Securities held for sale, fair value	$ 11,934	$ 11,242
Common stock, par value	$ 1.25	$ 1.25
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,050,315	6,983,017
Common stock, shares outstanding	7,050,315	6,983,017